Intangible Assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of intangible assets and goodwill [line items]
Total impairment		R$ 547,689
Intangible assets and goodwill	R$ 58,991	R$ 588,238	R$ 588,238	R$ 553,832
Impairment of PP&E	R$ 62,375
Percentage of increase on discount rate	0.50%
ercentage of (decrease) on growth rate in perpetuity	0.50%
Goodwill Impairment [member]
Disclosure of intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 485,314